UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21137
Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Quality Preferred Income Fund 2 (JPS) March 31, 2006

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities - 0.4% (0.3% of Total Investments)

	Insurance - 0.1%

118,000	XL Capital Ltd	6.500%	A2	$2,617,240

	Thrifts & Mortgage Finance - 0.3%

172,300	PMI Group Inc.	5.875%	A1	4,557,335

	Total Convertible Preferred Securities (cost $7,088,078)			7,174,575

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Securities - 82.3% (57.1% of Total Investments)

	Automobiles - 0.1%

2,400	Daimler Chrysler, Series DCX (CORTS)	8.250%	A3	$60,000
4,300	Daimler Chrysler, Series DCX (CORTS)	7.500%	A3	104,920
3,000	Daimler Chrysler, Series DCX (CORTS)	6.875%	A3	68,100
3,400	DaimlerChrysler AG (CORTS)	7.875%	A3	84,150
23,300	DaimlerChrysler Corp. (PPLUS)	7.250%	A3	576,675

	Total Automobiles			893,845

	Capital Markets - 5.6%

68,324	Bear Stearns Capital Trust III	7.800%	A2	1,734,063
19,300	BNY Capital Trust IV, Series E	6.875%	A1	486,360
44,888	BNY Capital Trust V, Series F	5.950%	A1	1,080,903
395,625	Compass Capital Trust III	7.350%	A3	9,969,750
28,600	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa3	727,584
31,300	First Union Institutional Capital II (CORTS)	8.200%	A1	860,750
6,300	Goldman Sachs Capital I (CORTS)	6.000%	A1	146,916
2,100	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	49,476
3,000	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	Aa3	66,060
13,800	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	319,470
4,300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	100,319
9,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	228,888
3,000	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	Aa3	67,980
179,900	Goldman Sachs Group Inc., (3)	6.200%	A2	4,612,636
3,800	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3	84,930
324,900	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	8,018,532
102,900	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	2,559,123
57,800	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	1,391,246
42,000	Lehman Brothers Holdings Inc., Series C, (3)	5.940%	BBB+	2,144,100
70,000	Lehman Brothers Holdings Inc., Series F, (3)	6.500%	A-	1,794,800
122,400	Merrill Lynch Capital Trust II	8.000%	A1	3,155,472
210,600	Merrill Lynch Preferred Capital Trust III	7.000%	A1	5,340,816
129,700	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	3,343,666
228,700	Merrill Lynch Preferred Capital Trust V	7.280%	A1	5,863,868
107,900	Merrill Lynch Preferred Capital Trust	7.750%	A1	2,739,581
53,200	Morgan Stanley (PPLUS)	7.050%	Aa3	1,328,936
168,008	Morgan Stanley Capital Trust II	7.250%	A1	4,264,043
430,350	Morgan Stanley Capital Trust III	6.250%	A1	10,483,326
380,000	Morgan Stanley Capital Trust IV	6.250%	A1	9,218,800
51,100	Morgan Stanley Capital Trust V	5.750%	A+	1,163,036
495,300	Morgan Stanley Capital Trust VI	6.600%	A1	12,531,090
46,400	UBS Preferred Funding Trust III	7.250%	AA-	1,167,424

	Total Capital Markets			97,043,944

	Commercial Banks - 11.4%

119,000	ABN AMRO Capital Fund Trust V	5.900%	A	2,767,940
7,000	ABN AMRO Capital Trust Fund VII	6.080%	A	167,650
158,960	ASBC Capital I	7.625%	Baa1	4,031,226
136,100	BAC Capital Trust I	7.000%	Aa3	3,428,359
168,500	BAC Capital Trust II	7.000%	Aa3	4,286,640
218,300	BAC Capital Trust III	7.000%	Aa3	5,575,382
304,100	Banco Santander	6.410%	A2	7,693,730
54,100	Banco Totta & Acores Finance, Series A	8.875%	A3	1,381,243
12,000	BancorpSouth Capital Trust I	8.150%	Baa2	303,960
731,000	Banesto Holdings, Series A, 144A	10.500%	A2	22,501,130
204,000	Bank One Capital Trust VI	7.200%	A1	5,206,080
67,200	BankNorth Capital Trust II	8.000%	A3	1,714,272
15,600,000	BOI Capital Funding 3, 144A	6.107%	A2	15,074,015
122,800	Chittenden Capital Trust I	8.000%	Baa1	3,119,120
225,500	Cobank ABC, 144A, (3)	7.000%	N/R	10,942,613
268,700	Comerica Capital Trust I	7.600%	A3	6,738,996
361,300	HSBC Finance Corporation	6.875%	Aa3	9,195,085
41,200	KeyCorp (PCARS)	7.500%	A3	1,058,840
7,867	KeyCorp Capital Trust V	5.875%	A3	185,032
270,900	National Commerce Capital Trust II	7.700%	A1	6,878,151
5,000	National Westminster Bank PLC	7.760%	Aa3	127,450
2,900	PNC Capital Trust	6.125%	A3	69,629
596,876	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	15,029,338
173,800	SunTrust Capital Trust IV	7.125%	A1	4,376,284
162,200	SunTrust Capital Trust V	7.050%	A1	4,092,306
714,300	USB Capital Trust III	7.750%	Aa3	18,128,934
315,800	USB Capital Trust IV	7.350%	Aa3	8,033,952
132,200	USB Capital Trust V	7.250%	Aa3	3,335,406
63,300	USB Capital Trust VI	5.750%	Aa3	1,437,543
118,600	USB Capital Trust VII	5.875%	Aa3	2,732,544
92,300	VNB Capital Trust I	7.750%	Baa1	2,338,882
55,900	Well Fargo Capital Trust IX	5.625%	Aa2	1,262,222
38,900	Wells Fargo Capital Trust IV	7.000%	Aa2	981,058
304,300	Wells Fargo Capital Trust V	7.000%	Aa2	7,677,489
43,100	Wells Fargo Capital Trust VI	6.950%	Aa2	1,081,379
45,975	Wells Fargo Capital Trust VII	5.850%	Aa2	1,090,987
578,650	Zions Capital Trust B	8.000%	Baa1	15,108,552

	Total Commercial Banks			199,153,419

	Computers & Peripherals - 0.1%

2,600	IBM Inc., Series 2001-1 (SATURNS)	7.125%	A+	66,534
11,700	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	300,047
20,200	IBM Trust II (CORTS)	7.125%	A+	502,172
39,200	IBM Trust III (CORTS)	7.200%	A+	1,004,500

	Total Computers & Peripherals			1,873,253

	Consumer Finance - 1.4%

73,600	Household Capital Trust VII	7.500%	A1	1,870,912
899,300	HSBC Finance Corporation	6.360%	A2	22,923,157
19,950	SLM Corporation	6.000%	A	476,805

	Total Consumer Finance			25,270,874

	Diversified Financial Services - 9.5%

78,800	BBVA Preferred Capital Ltd., Series B	7.750%	A1	1,978,668
407,000	CIT Group Inc., Series A, (3)	6.350%	BBB+	10,297,100
40,000	CIT Group Incorporated (CORTS)	7.750%	A3	1,046,800
5,960	Citigroup Capital Trust IX	6.000%	Aa2	142,086
587,400	Citigroup Capital Trust VII	7.125%	Aa2	14,849,472
934,437	Citigroup Capital Trust VIII	6.950%	Aa2	23,501,091
28,200	Citigroup Capital Trust XI	6.000%	Aa2	672,006
29,600	Citigroup Inc., Series H, (3)	6.231%	Aa3	1,494,060
10,600	Citigroup, Series CIT (CORTS)	6.750%	A3	266,272
3,900	General Electric Capital Corporation (CORTS)	6.000%	AAA	94,692
199,700	General Electric Capital Corporation	6.625%	AAA	5,044,422
300,700	General Electric Capital Corporation	6.100%	AAA	7,412,255
1,523,600	ING Group N.V.	7.200%	A	39,080,340
1,445,555	ING Group N.V.	7.050%	A	36,717,097
8,900	ING Group N.V.	6.200%	A	220,275
92,400	JPM Capital Trust (CORTS)	7.200%	A2	2,338,644
9,700	JPMorgan Chase & Company (PCARS)	7.125%	A2	245,216
323,000	JPMorgan Chase Capital Trust IX, Series I	7.500%	A1	8,197,740
203,600	JPMorgan Chase Capital Trust X	7.000%	A1	5,161,260
22,156	JPMorgan Chase Capital Trust XI	5.875%	A1	517,564
210,900	JPMorgan Chase Capital Trust XVI	6.350%	A1	5,272,500
52,900	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	1,343,131

	Total Diversified Financial Services			165,892,691

	Diversified Telecommunication Services - 0.6%

114,999	AT&T Inc.	7.000%	A	2,889,925
17,500	BellSouth Capital Funding (CORTS)	7.100%	A	441,875
21,600	BellSouth Corporation (CORTS)	7.000%	Aa3	549,936
16,300	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	413,205
15,800	BellSouth Corporation, Series BLS (CORTS)	7.000%	A	401,162
42,600	BellSouth Corporation	7.125%	A	1,083,105
16,300	BellSouth Inc. (CORTS)	7.000%	A	413,042
28,400	BellSouth Telecommunications (PPLUS)	7.300%	A	726,472
30,600	Verizon Communications (CORTS)	7.625%	A	786,420
7,600	Verizon Communications (CORTS)	7.375%	A	194,636
70,100	Verizon Global Funding Corporation (SATURNS)	7.500%	A	1,791,055
22,100	Verizon New England Inc., Series B	7.000%	A3	563,550
13,000	Verizon South Inc., Series F	7.000%	A	328,120

	Total Diversified Telecommunication Services			10,582,503

	Electric Utilities - 4.7%

189,500	Alabama Power Company, (3)	5.830%	BBB+	4,692,020
17,200	Consolidated Edison Company of New York Inc.	7.500%	A1	432,064
2,800	Consolidated Edison, Inc.	7.250%	A2	71,120
27,400	DTE Energy Trust I	7.800%	Baa3	697,878
4,200	Entergy Arkansas Inc.	6.700%	AAA	108,654
56,750	Entergy Louisiana LLC	7.600%	A-	1,434,640
1,299,100	Entergy Mississippi Inc.	7.250%	A-	33,386,870
1,900	Georgia Power Capital Trust VII	5.875%	A3	45,467
3,900	Georgia Power Capital Trust V	7.125%	A3	98,631
59,000	Georgia Power Company	5.900%	A	1,427,800
11,452	Georgia Power Company	5.700%	AAA	276,108
941,500	Interstate Power and Light Company, Series B, (3)	8.375%	BBB-	30,951,813
9,100	National Rural Utilities Cooperative Finance Corporation	7.600%	A3	228,956
30,200	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	768,288
1,700	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	42,806
1,700	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	40,800
18,400	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	433,136
1,000	Southern Company Capital Trust I (CORTS)	8.190%	BBB+	26,610
2,900	Southern Company Capital Trust I (CORTS)	7.375%	BBB+	73,312
29,900	Tennessee Valley Authority, Series D	6.750%	AAA	712,218
265,500	Virginia Power Capital Trust	7.375%	Baa2	6,802,110

	Total Electric Utilities			82,751,301

	Food Products - 0.7%

122,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	12,051,319

	Gas Utilities - 0.1%

53,500	AGL Capital Trust II	8.000%	BBB	1,356,760

	Health Care Providers & Services - 0.1%

62,900	Aetna Inc.	8.500%	A3	1,592,628

	Industrial Conglomerates - 0.0%

8,600	General Electric Company, Series GE (CORTS)	6.800%	AAA	218,354

	Insurance - 19.8%

972,600	Ace Ltd., Series C	7.800%	Baa2	25,482,120
131,200	Aegon N.V.	6.500%	A-	3,286,560
2,124,800	Aegon N.V.	6.375%	A-	52,907,520
21,300	AMBAC Financial Group Inc.	7.000%	AA	533,991
56,600	AMBAC Financial Group Inc.	5.950%	AA	1,335,194
4,800	AMBAC Financial Group Inc.	5.875%	AA	112,752
704,208	Arch Capital Group Limited	8.000%	Baa3	18,111,385
479,357	Delphi Financial Group, Inc.	8.000%	BBB	12,492,043
1,976,095	EverestRe Group Limited	7.850%	Baa1	50,726,359
61,400	Financial Security Assurance Holdings	6.875%	AA	1,542,982
704,200	Financial Security Assurance Holdings	6.250%	AA	17,527,538
369,200	Hartford Capital Trust III, Series C	7.450%	Baa1	9,277,996
105,300	Hartford Life Capital Trust II, Series B	7.625%	Baa1	2,671,461
94,000	Lincoln National Capital Trust V, Series E	7.650%	A-	2,368,800
55,300	Lincoln National Capital Trust VI	6.750%	A-	1,409,597
1,097,500	MetLife Inc., Series B, (3)	6.500%	Baa1	28,074,050
7,500	MetLife Inc.	5.875%	A	178,500
646,020	PartnerRe Limited, Series C	6.750%	BBB+	16,156,960
27,400	PartnerRe Limited, Series D	6.500%	BBB+	656,230
301,581	PartnerRe Limited	7.900%	A3	7,596,825
108,700	PLC Capital Trust III	7.500%	BBB+	2,755,545
453,840	PLC Capital Trust IV	7.250%	BBB+	11,463,998
21,200	PLC Capital Trust V	6.125%	BBB+	505,620
6,500	Prudential Financial Inc. (CORTS)	6.000%	A	153,725
223,000	Prudential PLC	6.750%	A	5,586,150
145,800	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	3,685,824
20,200	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	434,300
324,060	RenaissanceRe Holdings Ltd., Series A	8.100%	BBB+	8,240,846
21,100	Safeco Capital Trust I (CORTS)	8.750%	Baa2	614,749
93,500	Safeco Capital Trust I (CORTS)	8.700%	Baa2	2,559,095
5,300	Safeco Capital Trust III (CORTS)	8.072%	Baa2	138,065
3,100	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	80,864
2,600	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	67,327
8,100	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	210,924
132,300	Saint Paul Capital Trust I	7.600%	Baa1	3,372,327
132,300	Torchmark Capital Trust I	7.750%	A-	3,373,650
7,900	Torchmark Capital Trust II	7.750%	A-	201,529
21,200	W.R. Berkley (CORTS)	8.250%	BBB-	546,324
26,800	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	274,968
711,146	W.R. Berkley Corporation	6.750%	BBB-	18,063,108
570,600	XL Capital Ltd, Series A	8.000%	Baa1	14,681,538
598,417	XL Capital Ltd, Series B	7.625%	Baa1	15,349,396

	Total Insurance			344,808,735

	IT Services - 0.0%

16,100	Vertex Industries Inc. (PPLUS)	7.625%	A	414,575

	Media - 0.3%

166,800	CBS Corporation	0.000%	BBB+	4,186,680
2,900	Walt Disney Company (CORTS)	6.875%	A-	73,399
18,200	Walt Disney Company	7.000%	A-	462,280

	Total Media			4,722,359

	Multiline Retail - 0.0%

6,800	Nordstrom Inc. (CORTS)	7.625%	A	170,680

	Multi-Utilities - 0.4%

119,400	Dominion CNG Capital Trust I	7.800%	Baa2	3,039,924
46,300	Dominion Resources Capital Trust II	8.400%	Baa3	1,174,168
120,200	Energy East Capital Trust I	8.250%	BBB-	3,061,494

	Total Multi-Utilities			7,275,586

	Oil, Gas & Consumable Fuels - 1.6%

906,911	Nexen Inc.	7.350%	Baa3	23,987,796
151,900	TransCanada Pipeline	8.250%	A3	3,826,361

	Total Oil, Gas & Consumable Fuels			27,814,157

	Pharmaceuticals - 0.0%

10,800	Bristol Myers Squibb Company (CORTS)	6.250%	A+	270,756
7,300	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	184,471

	Total Pharmaceuticals			455,227

	Real Estate - 21.4%

95,400	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,594,880
16,400	BRE Properties, Series B	8.080%	BBB-	417,216
221,020	BRE Properties, Series C	6.750%	BBB-	5,450,353
81,006	BRE Properties, Series D	6.750%	BBB-	1,974,116
717,370	CarrAmerica Realty Corporation, Series E	7.500%	BBB-	18,063,377
40,467	Developers Diversified Realty Corporation	7.500%	BBB-	1,019,364
135,925	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	3,466,088
639,813	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	16,424,000
187,823	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	4,712,479
298,900	Duke Realty Corporation, Series L	6.600%	BBB	7,412,720
150,000	Duke-Weeks Realty Corporation	6.950%	BBB	3,870,000
5,600	Duke-Weeks Realty Corporation	6.625%	BBB	138,376
220,650	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	10,867,013
383,000	Equity Office Properties Trust, Series G	7.750%	BBB-	9,743,520
54,000	Equity Residential Properties Trust, Series C	9.125%	BBB	1,374,300
68,250	Equity Residential Properties Trust, Series D	8.600%	BBB	1,788,150
36,484	Equity Residential Properties Trust, Series N	6.480%	BBB	893,858
332,800	Federal Realty Investment Trust	8.500%	BBB-	8,582,912
18,300	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	478,545
221,200	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	5,740,140
1,579,825	HRPT Properties Trust, Series B	8.750%	BBB-	41,502,003
247,600	HRPT Properties Trust, Series C	7.125%	BBB-	6,301,420
149,600	Kimco Realty Corporation, Series F	6.650%	BBB+	3,725,040
199,550	New Plan Excel Realty Trust, Series D	7.800%	BBB-	10,008,690
770,900	New Plan Excel Realty Trust, Series E	7.625%	BBB-	19,503,770
1,700	Prologis Trust, Series F	6.750%	BBB	42,500
97,728	Prologis Trust, Series G	6.750%	BBB	2,443,200
734,970	PS Business Parks, Inc.	7.000%	BBB-	18,153,759
107,600	PS Business Parks, Inc., Series I	6.875%	BBB-	2,566,260
401,000	PS Business Parks, Inc., Series L	7.600%	BBB-	10,105,200
230,400	Public Storage, Inc., Series C	6.600%	BBB+	5,598,720
35,200	Public Storage, Inc., Series D	6.180%	BBB+	803,616
38,600	Public Storage, Inc., Series E	6.750%	BBB+	958,824
60,066	Public Storage, Inc., Series F	6.450%	BBB+	1,400,739
125,300	Public Storage, Inc., Series H	6.950%	BBB+	3,182,620
268,295	Public Storage, Inc., Series R	8.000%	BBB+	6,769,083
65,800	Public Storage, Inc., Series S	7.875%	BBB+	1,658,818
131,065	Public Storage, Inc., Series T	7.625%	BBB+	3,298,906
108,900	Public Storage, Inc., Series U	7.625%	BBB+	2,759,526
148,000	Public Storage, Inc., Series V	7.500%	BBB+	3,751,800
2,129	Public Storage, Inc., Series X	6.450%	BBB+	50,457
6,000	Public Storage, Inc.	7.125%	BBB+	153,900
164,100	Realty Income Corporation	7.375%	BBB-	4,227,216
309,100	Regency Centers Corporation	7.450%	BBB-	7,929,961
245,800	Regency Centers Corporation	7.250%	BBB-	6,255,610
16,100	Regency Centers Corporation	6.700%	BBB-	400,085
34,500	Simon Property Group, Inc., Series F	8.750%	Baa2	873,540
326,041	Simon Property Group, Inc., Series G	7.890%	BBB	16,895,445
74,600	United Dominion Realty Trust	8.600%	BBB-	1,923,188
9,200	Vornado Realty Trust, Series E	7.000%	BBB-	231,380
22,300	Vornado Realty Trust, Series F	6.750%	BBB-	553,040
213,940	Vornado Realty Trust, Series G	6.625%	BBB-	5,145,257
113,500	Vornado Realty Trust, Series H	6.750%	BBB-	2,813,665
226,700	Vornado Realty Trust, Series I	6.625%	BBB-	5,406,795
2,461,900	Wachovia Preferred Funding Corporation	7.250%	A2	67,185,251
158,600	Weingarten Realty Trust, Series E	6.950%	A-	4,028,440

	Total Real Estate			373,619,131

	Specialty Retail - 0.2%

44,200	Sherwin Williams Company, Series III (CORTS)	7.250%	A+	1,106,768

	Thrifts & Mortgage Finance - 1.5%

4,800	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	123,840
1,050,000	Countrywide Capital Trust IV	6.750%	BBB+	26,355,000
16,800	Harris Preferred Capital Corporation, Series A	7.375%	A1	422,520

	Total Thrifts & Mortgage Finance			26,901,360

	U.S. Agency - 0.8%

20,300	Fannie Mae, (3)	5.810%	AA-	994,700
2,800	Fannie Mae, (3)	4.750%	AA-	114,380
124,200	Federal Home Loan Mortgage Corporation, (3)	6.000%	AA-	6,300,666
34,000	Federal Home Loan Mortgage Corporation, (3)	5.300%	AA-	1,568,250
107,900	Federal Home Loan Mortgage Corporation, (3)	5.100%	AA-	4,726,020

	Total U.S. Agency			13,704,016

	Wireless Telecommunication Services - 2.0%

16,271	Telephone and Data Systems Inc.	7.600%	A-	406,775
1,315,200	United States Cellular Corporation	8.750%	A-	34,918,560

	Total Wireless Telecommunication Services			35,325,335

	Total $25 Par (or similar) Securities (cost $1,413,427,687)			1,434,998,820

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds - 1.0% (0.7% of Total Investments)

	Commercial Banks - 0.1%

$2,000	HBOS PLC, Series, 144A	6.413%	9/29/49	A1	$1,909,900

	Household Durables - 0.5%

8,600	Stanley Works Capital Trust I, 144A	5.902%	12/01/45	Baa1	7,972,260

	Insurance - 0.4%

7,500	ILFC E-Capital Trust I, 144A	5.900%	12/21/65	A	7,286,243
1,100	ILFC E-Capital Trust II, 144A	6.250%	12/21/65	A	1,056,084

8,600	Total Insurance				8,342,327

$19,200	Total Corporate Bonds (cost $18,981,274)				18,224,487

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 58.1% (40.3% of Total Investments)

	Capital Markets - 7.0%

15,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	$15,768,270
1,465	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	1,546,105
4,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	4,201,176
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	2,102,554
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	527,671
5,000	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	5,034,460
18,600	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	18,739,723
5,050	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	5,407,055
1,000	First Security Capital I	8.410%	12/15/26	Aa2	1,057,965
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	20,399,481
20,000	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	21,020,180
3,240	State Street Institutional Capital Trust, 144A	7.940%	12/30/26	A1	3,410,923
19,800	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	22,111,888

	Total Capital Markets				121,327,451

	Commercial Banks - 32.0%

19,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	19,212,838
37,250	Abbey National Capital Trust I	8.963%	6/30/50	A2	48,490,560
7,100	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	6,859,502
6,500	Bank One Capital III	8.750%	9/01/30	A1	8,395,407
21,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	22,206,975
5,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	5,281,765
36,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	40,547,556
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	2,103,484
3,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	4,001,957
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa1	1,586,908
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	1,580,577
22,080	Fleet Capital Trust II	7.920%	12/11/26	Aa3	23,260,662
44,010	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	44,143,570
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,742,672
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	9,066,781
32,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	36,203,520
8,000	KeyCorp Capital III	7.750%	7/15/29	A3	9,321,728
2,500	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	2,626,535
13,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	13,537,895
25,000	M&I Capital Trust A	7.650%	12/01/26	A2	26,213,750
19,500	NB Capital Trust II	7.830%	12/15/26	Aa3	20,537,517
14,000	Nordbanken AB, 144A	8.950%	11/29/49	A	15,471,064
2,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	2,118,002
8,000	North Fork Capital Trust II	8.000%	12/15/27	A3	8,554,056
2,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	2,138,832
289,600	PFCI Capital Corporation	7.750%	8/17/52	A-	7,692,500
33,085	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A-	34,810,581
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,951,394
13,100	RBS Capital Trust B	6.800%	12/31/49	A1	13,121,864
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,610,664
500	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	523,602
17,500	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	19,625,095
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	4,897,740
9,000	St. George Funding Company LLC, 144A	8.485%	12/31/47	Baa1	9,460,890
3,400	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	3,848,028
7,500	Union Planters Capital Trust A	8.200%	12/15/26	A2	7,900,103
240	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	26,032,500
26,500	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	25,969,523
6,300	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	6,126,359
10,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	10,582,400

	Total Commercial Banks				557,357,356

	Diversified Financial Services - 2.8%

1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A+	1,130,089
2,750	BNP Paribas Capital Trust	7.200%	12/31/49	A+	2,778,154
18,800	Citigroup Capital X	6.100%	9/30/33	Aa2	454,772
3,700	Fulton Capital Trust I	6.290%	2/01/36	A3	3,524,520
3,600	JPM Capital Trust I	7.540%	1/15/27	A1	3,774,330
22,085	JPM Capital Trust II	7.950%	2/01/27	A1	23,325,735
13,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	14,393,510

	Total Diversified Financial Services				49,381,110

	Diversified Telecommunication Services - 2.2%

30,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	A-	37,519,453

	Insurance - 10.5%
14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	19,067,470
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	34,564,096
2,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	1,938,020
6,000	MIC Financing Trust I	8.375%	2/01/27	A+	6,094,626
10,250	Prudential PLC	6.500%	6/29/49	A	10,215,775
10,000	RenaissanceRe Capital Trust	8.540%	3/01/27	BBB+	9,962,950
51,700	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	55,162,246
43,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	46,012,193

	Total Insurance				183,017,376

	Oil, Gas & Consumable Fuels - 1.2%

3,680	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	3,906,092
10,750	KN Capital Trust III	7.630%	4/15/28	Baa3	11,495,760
7,355	Phillips 66 Capital Trust II	8.000%	1/15/37	A3	7,760,055

	Total Oil, Gas & Consumable Fuels				23,161,907

	Thrifts & Mortgage Finance - 2.4%

5,595	Countrywide Capital Trust I	8.000%	12/15/26	BBB+	5,674,751
8,460	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB+	9,692,142
11,825	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	12,786,030
13,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	13,756,873

	Total Thrifts & Mortgage Finance				41,909,796

	Total Capital Preferred Securities (cost $1,000,809,887)				1,013,674,449

Shares	Description (1)				Value

	Investment Companies - 0.5% (0.2% of Total Investments)

33,071	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$655,137
66,886	Flaherty and Crumrine/Claymore Total Return Fund Inc.				1,325,012
3,000	John Hancock Preferred Income Fund				70,050
8,108	John Hancock Preferred Income Fund II				185,835
83,517	John Hancock Preferred Income Fund III				1,701,241
30,869	Preferred and Corporate Strategies Fund Inc.				627,567
105,849	Preferred Income Strategies Fund Inc.				2,061,939

	Total Investment Companies (cost $6,733,625)				6,626,781

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 2.0% (1.4% of Total Investments)

$34,355	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $34,367,355, collateralized by $37,035,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $35,044,369	4.250%	4/03/06		$34,355,188

	Total Short-Term Investments (cost $34,355,188)				34,355,188

	Total Investments (cost $2,481,395,739) – 144.3%				2,515,054,300

	Other Assets Less Liabilities – 1.6%				28,412,924

	Preferred Shares, at Liquidation Value – (45.9)%				(800,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,743,467,224

Interest Rate Swaps outstanding at March 31, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (4)	Frequency	Date	(Depreciation)

Citigroup Inc.	$100,000,000	4.604%	Monthly	4.661%	Monthly	6/06/06	$85,327
Citigroup Inc.	100,000,000	4.713	Monthly	4.661	Monthly	12/06/06	334,784
Citigroup Inc.	200,000,000	3.375	Monthly	4.661	Monthly	11/06/07	5,642,576
Citigroup Inc.	200,000,000	3.910	Monthly	4.661	Monthly	11/06/09	8,275,132

							$14,337,819

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Based on USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $2,489,827,180.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$68,827,222
Depreciation	(43,600,102)

Net unrealized appreciation (depreciation) of investments	$25,227,120

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.